Nationwide Risk-Based International Equity ETF
Schedule of Investments
May 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.2%
	AUSTRALIA - 4.5%
	Communication Services - 0.4%
223,874	Telstra Corporation, Ltd.	$481,488
	Consumer Discretionary - 0.3%
12,878	Wesfarmers, Ltd.	345,099
	Consumer Staples - 0.8%
40,463	Coles Group, Ltd.	412,559
21,127	Woolworths Group, Ltd.	495,611
		908,170
	Financials - 0.7%
6,429	ASX, Ltd.	376,314
79,821	Insurance Australia Group, Ltd. (a)	323,739
		700,053
	Health Care - 1.1%
1,644	CSL, Ltd.	301,435
8,662	Ramsay Health Care, Ltd. (a)	402,775
26,660	Sonic Healthcare, Ltd.	498,521
		1,202,731
	Industrials - 0.4%
53,330	Brambles, Ltd.	412,061
	Materials - 0.4%
18,799	Newcrest Mining, Ltd.	381,601
	Utilities - 0.4%
36,550	AGL Energy, Ltd.	406,628
		4,837,831
	AUSTRIA - 0.7%
	Industrials - 0.4%
10,955	ANDRITZ AG (b)	411,148
	Utilities - 0.3%
6,566	Verbund AG	292,439
		703,587
	BELGIUM - 1.8%
	Communication Services - 0.3%
17,977	Proximus SADP	375,837
	Financials - 0.5%
1,834	Sofina SA	501,852
	Health Care - 0.3%
3,501	UCB SA	350,489
	Materials - 0.7%
4,097	Solvay SA	312,083
9,870	Umicore SA	437,398
		749,481
		1,977,659
	CHINA - 3.2%
	Energy - 0.6%
1,326,000	China Petroleum & Chemical Corporation - H-Shares	614,158
	Financials - 2.6%
1,963,000	Agricultural Bank of China, Ltd. - H-Shares	792,696
1,918,000	Bank of China, Ltd. - H-Shares	700,289
919,000	China Construction Bank Corporation - H-Shares	722,063
58,000	Ping An Insurance Group Company of China, Ltd. - H-Shares	572,442
		2,787,490
		3,401,648
	CURACAO- 0.4%
	Financials - 0.4%
2,916	HAL Trust	398,963
		398,963

	CYPRUS- 0.3%
	Materials - 0.3%
16,000	Polymetal International plc	321,832
		321,832
	DENMARK - 4.0%
	Consumer Staples - 0.4%
3,205	Carlsberg AS - Series B	414,502
	Financials - 0.4%
14,210	Tryg AS	398,263
	Health Care - 1.8%
17,430	Ambu AS - Series B	582,413
5,137	Coloplast AS - Series B	862,466
7,185	Novo Nordisk AS - Series B	467,780
		1,912,659
	Materials - 1.1%
5,668	Chr Hansen Holding AS	549,146
11,620	Novozymes AS - Series B	635,392
		1,184,538
	Utilities - 0.3%
3,316	Orsted AS	389,367
		4,299,329
	FINLAND - 1.6%
	Energy - 0.3%
9,274	Neste Oyj	374,674
	Industrials - 0.6%
9,121	Kone Oyj - Series B	611,584
	Information Technology - 0.3%
82,897	Nokia Oyj	328,776
	Materials - 0.4%
14,497	UPM-Kymmene Oyj	418,784
		1,733,818
	FRANCE - 6.2%
	Communication Services - 1.4%
32,599	Orange SA	393,255
11,165	Publicis Groupe SA	316,942
5,251	Ubisoft Entertainment SA (b)	406,879
15,652	Vivendi SA	355,696
		1,472,772
	Consumer Discretionary - 0.8%
2,953	EssilorLuxottica SA	380,211
550	Hermes International	457,497
		837,708
	Consumer Staples - 1.5%
23,426	Carrefour SA	355,820
6,610	Danone SA	452,627
1,254	L’Oreal SA	365,320
2,492	Pernod Ricard SA	388,353
		1,562,120
	Health Care - 0.7%
3,317	Orpea	389,628
4,109	Sanofi	400,068
		789,696
	Industrials - 0.9%
7,853	Alstom SA	330,542
1,165	Teleperformance	276,153
4,000	Thales SA	306,029
		912,724
	Information Technology - 0.4%
2,272	Dassault Systemes SE	384,774
	Materials - 0.3%
2,561	Air Liquide SA	347,829
	Utilities - 0.2%
11,796	Veolia Environnement SA	258,292
		6,565,915

	GERMANY - 6.9%
	Communication Services - 0.9%
24,352	Deutsche Telekom AG	383,971
7,103	Scout24 AG	543,194
		927,165
	Consumer Discretionary - 0.9%
4,984	Delivery Hero SE (b)	477,777
10,619	HelloFresh SE (b)	432,320
		910,097
	Consumer Staples - 0.4%
4,535	Beiersdorf AG	475,494
	Financials - 0.3%
1,915	Deutsche Boerse AG	315,048
	Health Care - 1.3%
5,935	Fresenius Medical Care AG & Company KGaA	499,095
3,056	Merck KGaA	350,641
10,159	Siemens Healthineers AG	525,070
		1,374,806
	Industrials - 0.8%
7,636	Knorr-Bremse AG	808,447
	Information Technology - 0.3%
2,748	SAP SE	346,939
	Materials - 0.4%
4,010	Symrise AG	438,914
	Real Estate - 1.3%
12,229	Deutsche Wohnen SE	547,108
3,515	LEG Immobilien AG	438,222
7,224	Vonovia SE	416,083
		1,401,413
	Utilities - 0.3%
30,949	E.ON SE	327,254
		7,325,577
	HONG KONG - 0.7%
	Industrials - 0.7%
19,700	Jardine Matheson Holdings, Ltd.	790,955
		790,955
	IRELAND - 0.8%
	Consumer Staples - 0.8%
38,102	Glanbia plc	415,986
3,775	Kerry Group plc - Series A	467,361
		883,347
		883,347
	ITALY - 2.1%
	Communication Services - 0.6%
34,838	Infrastrutture Wireless Italiane SpA	355,162
774,738	Telecom Italia SpA/Milano	286,110
		641,272
	Financials - 0.7%
22,550	Assicurazioni Generali SpA	313,167
37,005	FinecoBank Banca Fineco SpA	432,411
		745,578
	Utilities - 0.8%
38,368	Enel SpA	294,525
62,314	Snam SpA	290,013
46,889	Terna Rete Elettrica Nazionale SpA	316,592
		901,130
		2,287,980
	JAPAN - 36.1% (c)
	Communication Services - 4.6%
19,600	KDDI Corporation	570,526

46,300	Nexon Company, Ltd.	965,237
1,500	Nintendo Company, Ltd.	606,210
30,300	Nippon Telegraph & Telephone Corporation	687,364
28,800	NTT DOCOMO, Inc.	789,003
107,000	Softbank Corporation (a)	1,356,680
		4,975,020
	Consumer Discretionary - 4.3%
18,100	Bridgestone Corporation	600,953
5,600	Nitori Holdings Company, Ltd.	1,015,417
4,700	Oriental Land Company, Ltd.	681,213
32,900	Pan Pacific International Holdings Corporation	662,978
39,200	Sekisui House, Ltd.	746,814
4,800	Shimano, Inc.	882,610
		4,589,985
	Consumer Staples - 5.6%
31,300	Ajinomoto Company, Inc.	533,699
14,500	Asahi Group Holdings, Ltd.	546,164
41,200	Japan Tobacco, Inc.	817,423
6,600	Kao Corporation	529,727
27,100	Kirin Holdings Company, Ltd.	555,282
11,700	MEIJI Holdings Company, Ltd.	880,744
16,000	Seven & i Holdings Company, Ltd.	547,565
8,600	Shiseido Company, Ltd.	524,454
15,300	Unicharm Corporation	569,480
7,900	Yakult Honsha Comany, Ltd.	483,965
		5,988,503
	Financials - 3.4%
40,100	Japan Exchange Group, Inc.	862,410
74,100	Japan Post Holdings Company, Ltd.	539,303
437,500	Mizuho Financial Group, Inc.	546,190
22,600	MS&AD Insurance Group Holdings, Inc.	663,934
16,300	Sompo Holdings, Inc.	579,771
11,500	Tokio Marine Holdings, Inc.	498,278
		3,689,886
	Health Care - 4.5%
7,900	Chugai Pharmacuetical Company, Ltd.	1,165,182
5,900	Daiichi Sankyo Company, Ltd.	552,295
6,600	Eisai Company, Ltd.	516,924
5,100	Hoya Corporation	478,591
11,800	M3, Inc.	475,352
10,900	Shionogi & Company, Ltd.	643,569
6,100	Sysmex Corporation	487,502
11,600	Terumo Corporation	455,451
		4,774,866
	Industrials - 8.1%
4,000	Central Japan Railway Company	684,457
3,600	Daikin Industries, Ltd.	529,633
8,700	East Japan Railway Company	682,369
17,400	Hankyu Hanshin Holdings, Inc.	642,799
29,300	ITOCHU Corporation	628,236
11,900	Kintetsu Group Holdings Company, Ltd.	584,313
39,600	Kubota Corporation	532,791
29,700	Mitsubishi Corporation	693,326
27,800	Odakyu Electric Railway Company, Ltd.	693,872
6,200	Secom Company, Ltd.	537,158
17,600	Tobu Railway Company, Ltd.	624,050
39,000	Tokyu Corporation	618,295
21,900	Toshiba Corporation	598,446
8,800	West Japan Railway Company	567,771
		8,617,516
	Information Technology - 2.1%
10,500	FUJIFILM Holdings Corporation	485,455
1,700	Keyence Corporation	699,819

19,300	Nomura Research Institute, Ltd.	510,200
3,300	Obic Company, Ltd.	572,182
		2,267,656
	Materials - 0.8%
11,900	Nippon Paint Holdings Company, Ltd. (a)	829,527
	Real Estate - 0.5%
19,500	Daiwa House Industry Company, Ltd.	484,084
	Utilities - 2.2%
37,200	Chubu Electric Power Company, Inc.	501,019
43,200	Kansai Electric Power Company, Inc.	430,456
35,400	Osaka Gas Company, Ltd.	707,441
30,700	Tokyo Gas Company, Ltd.	732,486
		2,371,402
		38,588,445
	JORDAN - 0.4%
	Health Care - 0.4%
11,951	Hikma Pharmaceuticals plc	379,864
		379,864
	LUXEMBOURG - 0.3%
	Real Estate - 0.3%
52,505	Aroundtown SA	288,631
		288,631
	NETHERLANDS - 3.9%
	Communication Services - 0.4%
153,785	Koninklijke KPN NV	377,021
	Consumer Discretionary - 0.3%
3,435	Just Eat Takeaway.com NV (b)	372,768
	Consumer Staples - 0.8%
4,584	Heineken NV	420,565
19,292	Koninklijke Ahold Delhaize NV	489,489
		910,054
	Health Care - 0.7%
1,944	Argenx SE (b)	414,100
7,917	Koninklijke Philips NV	359,215
		773,315
	Industrials - 0.4%
5,023	Wolters Kluwer NV	400,499
	Information Technology - 0.6%
449	Adyen NV (b)	590,842
	Materials - 0.7%
4,731	Akzo Nobel NV	387,321
2,694	Koninklijke DSM NV	344,766
		732,087
		4,156,586
	NORWAY - 1.1%
	Communication Services - 0.3%
23,190	Telenor ASA	351,662
	Consumer Staples - 0.8%
28,701	Mowi ASA	540,498
36,468	Orkla ASA	327,682
		868,180
		1,219,842
	PORTUGAL - 1.3%
	Consumer Staples - 0.4%
25,217	Jeronimo Martins SGPS SA	431,410
	Energy - 0.3%
25,983	Galp Energia SGPS SA	309,686
	Utilities - 0.6%
66,488	EDP - Energias de Portugal SA	312,323
134,333	REN - Redes Energeticas Nacionais SGPS SA	361,608
		673,931
		1,415,027

	SINGAPORE - 1.8%
	Communication Services - 0.6%
335,000	Singapore Telecommunications, Ltd.	590,173
	Financials - 0.9%
72,900	Oversea-Chinese Banking Corporation, Ltd.	440,990
82,600	Singapore Exchange, Ltd.	483,889
		924,879
	Industrials - 0.4%
113,400	Keppel Corporation, Ltd. (a)	474,172
		1,989,224
	SPAIN - 2.8%
	Communication Services - 0.6%
5,720	Cellnex Telecom SA	323,985
60,919	Telefonica SA	287,383
		611,368
	Consumer Discretionary - 0.3%
11,123	Industria de Diseno Textil SA	309,935
	Health Care - 0.4%
12,062	Grifols SA	377,290
	Utilities - 1.5%
25,974	EDP Renovaveis SA	344,394
11,838	Endesa SA	281,136
30,198	Iberdrola SA	325,426
16,867	Naturgy Energy Group SA	313,231
21,722	Red Electrica Corporation SA	382,732
		1,646,919
		2,945,512
	SWEDEN - 2.6%
	Consumer Staples - 0.8%
11,120	Essity AB - Series A	366,009
7,442	Swedish Match AB	516,448
		882,457
	Financials - 0.9%
5,651	Investor AB - Series B	300,599
32,777	Svenska Handelsbanken AB - Series A	310,218
26,312	Swedbank AB - Series A	329,656
		940,473
	Industrials - 0.6%
16,352	Assa Abloy AB - Series B	331,091
29,566	Epiroc AB - Series A	328,202
		659,293
	Information Technology - 0.3%
38,667	Telefonaktiebolaget LM Ericsson - Series B	351,594
		2,833,817
	SWITZERLAND - 4.2%
	Communication Services - 0.4%
794	Swisscom AG	413,075
	Consumer Staples - 0.8%
4	Chocoladefabriken Lindt & Spruengli AG	347,247
4,345	Nestle SA	469,732
		816,979
	Health Care - 1.1%
787	Lonza Group AG	386,250
4,245	Novartis AG	366,881
1,368	Roche Holding AG	473,752
		1,226,883
	Industrials - 1.4%
854	Geberit AG	415,399
2,954	Schindler Holding AG	685,997
158	SGS SA	370,865
		1,472,261
	Materials - 0.5%
148	Givaudan SA	531,025
		4,460,223

	UNITED KINGDOM - 11.4%
	Communication Services - 0.5%
193,635	BT Group plc	278,290
179,147	Vodafone Group plc	294,610
		572,900
	Consumer Discretionary - 1.0%
14,270	Compass Group plc	208,880
30,000	Ocado Group plc (b)	812,615
		1,021,495
	Consumer Staples - 3.4%
10,518	Associated British Foods plc	236,791
8,372	British American Tobacco plc	330,121
8,760	Diageo plc	302,209
20,754	Imperial Brands plc	376,275
161,123	J Sainsbury plc	386,439
5,274	Reckitt Benckiser Group plc	471,020
115,357	Tesco plc	325,590
7,808	Unilever NV	403,775
7,118	Unilever plc	381,213
183,361	Wm Morrison Supermarkets plc	423,226
		3,636,659
	Financials - 0.9%
12,338	Admiral Group plc	355,861
68,085	HSBC Holdings plc	311,524
2,911	London Stock Exchange Group plc	288,987
		956,372
	Health Care - 0.9%
3,770	AstraZeneca plc	399,899
16,991	GlaxoSmithKline plc	351,176
12,668	Smith & Nephew plc	257,159
		1,008,234
	Industrials - 1.9%
44,579	BAE Systems plc	273,469
15,971	Bunzl plc	372,486
4,820	Intertek Group plc	328,099
11,875	RELX plc	275,048
60,286	Rentokil Initial plc	370,271
3,661	Spirax-Sarco Engineering plc	446,723
		2,066,096
	Information Technology - 0.6%
10,869	Halma plc	313,088
39,231	Sage Group plc	335,142
		648,230
	Materials - 0.7%
6,872	Croda International plc	440,932
5,892	Rio Tinto, Ltd.	365,297
5,529	Rio Tinto plc	294,813
		1,101,042
	Utilities - 1.1%
22,304	National Grid plc	255,338
23,201	Pennon Group plc	326,988
9,964	Severn Trent plc	300,693
26,474	United Utilities Group plc	300,327
		1,183,346
		12,194,374
	TOTAL COMMON STOCKS (Cost $102,544,409)	105,999,986

	SHORT-TERM INVESTMENTS - 0.3%
	Money Market Funds - 0.3%
297,291	Invesco Government & Agency Portfolio - Institutional Class, 0.12% (d)	297,291
	TOTAL SHORT-TERM INVESTMENTS (Cost $297,291)	297,291

Principal Amount	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.1%
	Repurchase Agreements - 2.1%
$522,991	Citigroup Global Markets, Inc. - 0.07%, dated 05/29/2020, matures 06/01/2020, repurchase price $522,994 (collateralized by various U.S. government obligations: Total Value $533,451)	522,991
522,991	Daiwa Capital Markets America, Inc. - 0.07%, dated 05/29/2020, matures 06/01/2020, repurchase price $522,994 (collateralized by various U.S. government obligations: Total Value $533,451	522,991
155,033	Deutsche Bank Securities, Inc. - 0.07%, dated 05/29/2020, matures 06/01/2020, repurchase price $155,034 (collateralized by various U.S. government obligations: Total Value $158,134)	155,033
522,991	HSBC Securities USA, Inc. - 0.06%, dated 05/29/2020, matures 06/01/2020, repurchase price $522,994 (collateralized by various U.S. government obligations: Total Value $533,451)	522,991
522,991	RBC Dominion Securities, Inc. - 0.07%, dated 05/29/2020, matures 06/01/2020, repurchase price $522,994 (collateralized by various U.S. government obligations: Total Value $533,451)	522,991
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,246,997)	2,246,997

	Total Investments (Cost $105,088,697) - 101.6%	108,544,274
	Liabilities in Excess of Other Assets - (1.6)%	(1,721,640)
	TOTAL NET ASSETS - 100.0%	$106,822,634

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of May 31, 2020. The total value of securities on loan is $2,136,571.
(b)	Non-income producing security.
(c)
To the extent the Fund invests more heavily in particular sectors or regions of the economy, its performance will be especially sensitive to developments that significantly affect those sectors or regions.

(d)	Rate shown is the annualized seven-day yield as of May 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value  measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

Nationwide Risk-Based International Equity ETF*
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$105,999,986	$-	$-	$105,999,986
Short-Term Investments	297,291	-	-	297,291
Investments Purchased with Proceeds from Securities Lending	-	2,246,997	-	2,246,997
Total Investments in Securities	$106,297,277	$2,246,997	$-	$108,544,274

* See Schedule of Investments for breakout of investments by country and sector classification.
For the period ended May 31, 2020, the Fund did not recognize any transfers to or from Level 3.